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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            2/14/2012
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _________

Form 13F Information Table Entry Total:          42
Form 13F Information Table Value Total:   2,956,032
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

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
          COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                               TITLE OF               VALUE      SHARES OR     INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER            CLASS       CUSIP   (X$1000) PRINCIPAL AMOUNT DISCRETION MANAGERS   SOLE    SHARED   NONE
---------------------------- ------------- --------- -------- ---------------- ---------- -------- --------- ------ ---------
ANNALY CAP MGMT INC          COM           035710409   62,003 3,884,900 SH     SOLE                3,884,900
CARMAX INC                   COM           143130102   20,330   667,000 SH     SOLE                  667,000
COCA COLA CO                 COM           191216100  104,311 1,490,800 SH     SOLE                1,490,800
COMCAST CORP NEW             CL A SPL      20030N200   96,115 4,079,600 SH     SOLE                                 4,079,600
COMCAST CORP NEW             CL A          20030N101   45,481 1,918,200 SH     SOLE                1,918,200
CYPRESS SEMICONDUCTOR CORP   COM           232806109   18,750 1,110,100 SH     SOLE                1,110,100
DISH NETWORK CORP            CL A          25470M109   19,708   692,000 SH     SOLE                  692,000
EBAY INC                     COM           278642103  119,804 3,950,000 SH     SOLE                3,950,000
ECHOSTAR CORP                CL A          278768106   38,940 1,859,600 SH     SOLE                1,859,600
EL PASO CORP                 COM           28336L109  100,769 3,792,600 SH     SOLE                3,792,600
EXPRESS SCRIPTS INC          COM           302182100   95,413 2,135,000 SH     SOLE                2,135,000
FBR & CO                     COM           30247C301    3,871 1,888,490 SH     SOLE                1,888,490
FISERV INC                   COM           337738108   63,884 1,087,575 SH     SOLE                1,087,575
FLOWSERVE CORP               COM           34354P105   18,245   183,700 SH     SOLE                  183,700
FOREST OIL CORP              COM PAR $0.01 346091705   76,612 5,654,054 SH     SOLE                5,654,054
GOOGLE INC                   CL A          38259P508  208,367   322,600 SH     SOLE                  322,600
KRAFT FOODS INC              CL A          50075N104   19,691   527,049 SH     SOLE                  527,049
LIBERTY MEDIA CORPORATION    LIB CAP COM A 530322106  181,817 2,329,500 SH     SOLE                2,329,500
LIVE NATION ENTERTAINMENT IN COM           538034109    8,185   985,000 SH     SOLE                  985,000
LONE PINE RES INC            COM           54222A106   24,276 3,463,021 SH     SOLE                3,463,021
MAIDEN HOLDINGS LTD          SHS           G5753U112   41,388 4,724,700 SH     SOLE                4,724,700
MUELLER INDS INC             COM           624756102   21,515   560,000 SH     SOLE                  560,000
NEUTRAL TANDEM INC           COM           64128B108    4,240   396,620 SH     SOLE                  396,620
NEWELL RUBBERMAID INC        COM           651229106   29,797 1,845,000 SH     SOLE                1,845,000
NEWFIELD EXPL CO             COM           651290108    8,489   225,000 SH     SOLE                  225,000
PHI INC                      COM NON VTG   69336T205    5,816   234,036 SH     SOLE                                   234,036
PHI INC                      COM VTG       69336T106    5,927   254,279 SH     SOLE                  254,279
PHILIP MORRIS INTL INC       COM           718172109  176,188 2,245,000 SH     SOLE                2,245,000
SANDISK CORP                 COM           80004C101   44,633   907,000 SH     SOLE                  907,000
SCORPIO TANKERS INC          SHS           Y7542C106   17,189 3,515,150 SH     SOLE                3,515,150
SEACOR HOLDINGS INC          COM           811904101   41,177   462,871 SH     SOLE                  462,871
SOUTHERN UN CO NEW           COM           844030106  239,894 5,696,834 SH     SOLE                5,696,834
STARBUCKS CORP               COM           855244109  104,912 2,280,200 SH     SOLE                2,280,200
STATE BK FINL CORP           COM           856190103   15,110 1,000,000 SH     SOLE                1,000,000
TAKE-TWO INTERACTIVE SOFTWAR COM           874054109   56,527 4,171,700 SH     SOLE                4,171,700
TEKELEC                      COM           879101103   76,235 6,974,844 SH     SOLE                6,974,844
UTI WORLDWIDE INC            ORD           G87210103   38,384 2,888,200 SH     SOLE                2,888,200
VIASAT INC                   COM           92552V100    5,304   115,000 SH     SOLE                  115,000
VISA INC                     COM CL A      92826C839  211,670 2,084,800 SH     SOLE                2,084,800
WEBMD HEALTH CORP            COM           94770V102  247,000 6,577,901 SH     SOLE                6,577,901
WILLIAMS COS INC DEL         COM           969457100  187,223 5,670,000 SH     SOLE                5,670,000
YAHOO INC                    COM           984332106   50,842 3,152,000 SH     SOLE                3,152,000